Leases - Additional Information (Detail) - ft²	Nov. 19, 2020	Nov. 30, 2020
Lessee, Lease, Description [Line Items]
Operating lease renewal term	5 years
Operating Lease for Office and Laboratory Spaces [Member]
Lessee, Lease, Description [Line Items]
Area of real estate		18,768
Operating lease date of expiry	Apr. 21, 2022
Operating lease date of expiry revised	Jan. 31, 2026